Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Lease revenue	$ 537,547	$ 415,006	$ 312,744
Management fee revenue	3,366	2,468	691
Net gain on disposal of flight equipment	64,409	31,051	11,267
Interest income	696	1,248	1,195
Total revenues	606,018	449,773	325,897
Expenses
Depreciation	(182,437)	(145,615)	(110,957)
Interest expense	(206,580)	(154,360)	(125,325)
Maintenance expense	(9,785)
Selling, general and administrative expenses	(110,147)	(36,748)	(29,816)
Total expenses	(508,949)	(336,723)	(266,098)
Income before income tax and interest in earnings/(loss) from unconsolidated equity investees	97,069	113,050	59,799
Income tax benefit/(expense)	(6,273)	(204)	1,362
Earnings/(loss) from unconsolidated equity investees, net of tax	307	(46)
Net income and total comprehensive income	$ 91,103	$ 112,800	$ 61,161
Net income per share of:
Basic	$ 1.16	$ 1.44	$ 0.92
Diluted	$ 1.16	$ 1.44	$ 0.92
Weighted average number of shares outstanding
Basic	78,390,788	78,220,312	66,375,888
Diluted	78,402,878	78,241,330	66,407,415